Other Income	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Income

17.	Other income
Other income is primarily comprised of gains recognized for government grants which represent cash subsidies received from the PRC government. For the years ended December 31, 2020 and 2021, the Company recognized government grants as other income amounting to R
MB173,382 and RMB191,723.